Dividends - Dividends declared (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement of changes in equity [abstract]
Dividends declared	R 53,268	R 53,026	R 107,254